REVENUE FROM CONTRACTS WITH CUSTOMERS - Additional Information (Details) $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($)
REVENUE FROM CONTRACTS WITH CUSTOMERS
Unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers	$ 948.8
Period over which the entity expects to recognize the majority of its remaining performance obligations as revenue	3 years